UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31//2016

FORM N-Q

Item 1.                         Schedule of Investments.

2

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund

January 31, 2016 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.1%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000		2,019,600
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,009,800
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	7,835,000	[a]	5,774,082
Alaska--.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,702,300
Arizona--2.8%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,647,050
Phoenix Industrial Development
Authority, Education Facility
Revenue (BASIS Schools
Projects)	5.00	7/1/46	1,000,000	[b]	1,034,810
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,410,000		2,285,066
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000		2,407,260
California--12.4%

Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000		3,566,786
California,
GO (Various Purpose)	5.25	10/1/20	1,000,000		1,158,740
California,
GO (Various Purpose)	5.75	4/1/31	5,000,000		5,736,300
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,873,650
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,556,350
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[c]	51,761
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/26	3,000,000		3,697,170
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,388,660
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,195,790
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,125,956
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		5,770,550
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,500,000		1,717,920
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,515,600
Sacramento County,

Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,656,180
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,750,850
Colorado--1.9%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/27	5,565,000		6,692,469
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,132,930
Connecticut--1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		3,006,300
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,470,280
Florida--7.3%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000		3,834,482
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	10,000,000		12,348,600
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,205,250
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention
Village)	5.00	2/1/33	1,000,000		1,161,470
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	2,500,000		2,925,375
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	[d]	64,494
Palm Bay,

Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[e]	1,559,431
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.59	11/15/23	2,000,000	[f]	1,910,000
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[e]	713,780
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,118,310
Georgia--1.1%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,363,000
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,000,000	[c]	1,188,640
Hawaii--.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,150,160
Illinois--12.8%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.75	1/1/43	3,750,000		4,304,325
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/34	2,100,000		2,366,994
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,925,000		2,199,486
Chicago,
Second Lien Water Revenue
(Insured; AMBAC)	5.00	11/1/32	1,500,000		1,520,370
Chicago Park District,

Limited Tax GO	5.00	1/1/27	2,030,000	2,285,374
Greater Chicago Metropolitan Water,
Reclamation District GO
Unlimted Tax Capital
Improvement Bonds	5.00	12/1/44	2,000,000	2,271,880
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,500,000	3,020,675
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/27	5,230,000	6,199,799
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,000,000	1,124,750
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000	2,994,750
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/33	3,000,000	3,490,020
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,738,525
Illinois Municipal Electric
Agency, Power Supply System
Revenue	5.00	2/1/32	1,500,000	1,764,150
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	4,000,000	4,788,320
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	2,000,000	2,235,960
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	2,072,875
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	4,788,523
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,000,000	2,220,540
Indiana--.8%

Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,794,585
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,484,658
Iowa--1.9%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/24	2,635,000	3,182,764
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.00	12/1/19	3,500,000	3,668,280
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000	1,094,900
Kentucky--3.9%
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	3,000,000	3,553,050
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,998,410
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,494,400
Louisiana--3.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,164,440
New Orleans,
Sewerage Service Revenue	5.00	6/1/21	1,000,000	1,178,720
New Orleans,
Water Revenue	5.00	12/1/34	2,000,000	2,305,120

New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	2,175,000	2,417,839
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	2,865,000	2,962,439
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	2,500,000	2,808,800
Maine--.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000	2,406,140
Maryland--.7%
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	2,500,000	2,709,650
Massachusetts--3.3%
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/23	3,000,000	3,670,350
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,732,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,055,000	2,264,404
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	2,053,257
Michigan--3.9%
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,991,550

Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,776,525
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/31	2,500,000	2,891,775
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/37	2,000,000	2,251,320
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,300,000	3,283,698
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/45	1,000,000	1,121,250
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	1,500,000	1,638,765
Missouri--.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (CoxHealth)	5.00	11/15/29	2,000,000	2,386,840
Nebraska--.4%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	1,500,000	1,770,585
Nevada--.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran

International Airport)	5.00	7/1/30	1,000,000		1,122,660
New Jersey--2.3%
Essex County Improvement
Authority, SWDR (Covanta
Project)	5.25	7/1/45	2,500,000	[b]	2,602,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/28	1,000,000		1,088,630
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/29	1,000,000		1,118,630
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/31	2,100,000		2,329,488
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.42	1/1/30	2,500,000	[f]	2,325,000
New Mexico--.7%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	1.04	8/1/19	3,000,000	[f]	2,973,000
New York--10.8%
Long Island Power Authority,
Electric System General
Revenue (Prerefunded)	6.00	5/1/19	5,000,000	[c]	5,818,900
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,178,079
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,985,300
New York City,
GO	5.00	10/1/36	5,000,000		5,852,350
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated

Group)	5.00	7/1/20	3,000,000		3,334,680
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,829,450
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,159,780
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,664,575
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	1,000,000		1,237,550
New York State Dormitory Authority,
State Personal Income Tax
Revenue (General Purpose)	5.00	3/15/35	7,825,000		9,359,561
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.43	8/1/32	2,450,000	[f]	2,232,562
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/23	1,500,000		1,831,485
North Carolina--.9%
Wake County,
GO (School Bonds)	5.00	2/1/22	3,100,000		3,796,322
Pennsylvania--4.3%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000		3,228,461
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	5,000,000	[c]	5,659,000
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/42	3,995,000		4,451,549

Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,457,440
Rhode Island--.5%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/40	2,000,000		2,143,200
South Carolina--2.8%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,730,450
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper) (Prerefunded)	5.50	1/1/19	445,000	[c]	505,493
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper) (Prerefunded)	5.50	1/1/19	4,555,000	[c]	5,167,146
Tennessee--.7%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000		2,773,781
Texas--6.3%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)
(Permanent School Fund
Guarantee Program)	5.00	8/15/31	3,825,000		4,514,609
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort
Worth International Airport)	5.00	11/1/22	2,500,000		3,016,050
Love Field Airport Modernization
Corporation, General Airport
Revenue	5.00	11/1/34	3,500,000		4,059,195
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000		2,304,920
New Hope Cultural Education

Facilities Finance
Corporation, Student Housing
Revenue (National Campus and
Community Development
Corporation - College Station
Properties LLC - Texas A&M
University Project)	5.00	7/1/35	1,500,000	1,625,175
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	2,875,000	3,123,946
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	3,500,000	3,939,320
San Antonio,
Water System Revenue	5.00	5/15/36	2,945,000	3,345,049
Virginia--.4%
Winchester Economic Development
Authority, HR (Valley Health
System Obligated Group)	5.00	1/1/35	1,560,000	1,803,532
Washington--3.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/22	2,000,000	2,455,240
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/24	3,040,000	3,829,549
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000	4,556,663
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,624,143
West Virginia--1.4%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,811,350
Wisconsin--.6%
Wisconsin Health and Educational

Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,488,486
Total Investments (cost $362,280,043)			97.5%	400,385,581
Cash and Receivables (Net)			2.5%	10,070,726
Net Assets			100.0%	410,456,307

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $6,302,185 or 1.5% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Non-income producing--security in default.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate security--interest rate subject to periodic change.

At January 31, 2016, net unrealized appreciation on investments was $38,105,538 of which $38,403,301 related to appreciated investment securities and $297,763 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	400,321,087	64,494	400,385,581

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

3

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

3